RULE 497 FILING
Enclosed for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the KraneShares Bosera MSCI China A Share ETF, KraneShares CSI China Internet ETF, KraneShares Zacks New China ETF, and KraneShares E Fund China Commercial Paper ETF (the “Funds”), each a series of KraneShares Trust.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497 on November 2, 2016 (Accession Number: 0000898432-16-003060), which is incorporated herein by reference.